Financial Instruments - Additional Information (Detail) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities	$ 1,034	$ 2,940
Long-term debt due within one year	$ 139	$ 211
Debt instrument maturity period	1 year
Book value of senior notes	$ 2,300
Sales Revenue, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Number of largest customers | Customer	6
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Percentage of sales to six largest customers	82.00%	83.00%
Fair Value, Inputs, Level 1 [Member] | Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Estimated fair value of notes payable	$ 2,360
Asset-backed Securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Face value of investments | CAD			CAD 81	CAD 107
Asset-backed Securities [Member] | Reported Value Measurement [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities | CAD			81	CAD 101
Asset-backed Securities [Member] | Estimate of Fair Value Measurement [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities | CAD			CAD 81
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts, gain recognized in other comprehensive loss	18
Foreign exchange forward contracts, loss recognized in other comprehensive loss	$ 195